B8 Trade payables	12 Months Ended
Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
B8 Trade payables
B8	Trade payables

Trade payables
	2019	2018
Trade payables to associated companies and joint ventures	102	293
Trade payables, excluding associated companies and joint ventures	30,301	29,590
Total	30,403	29,883